Risk and Capital Management (Details 7) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 1,396,543	R$ 1,247,113
Other financial assets, percentage	100.00%	100.00%
Lower Risk [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 1,365,184	R$ 1,240,844
Satisfactory Risk [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	26,886	5,737
Higher Risk [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	4,473	532
Interbank deposits and securities purchased under agreements to resell [member]
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 310,151	R$ 289,328
Other financial assets, percentage	22.20%	23.20%
Interbank deposits and securities purchased under agreements to resell [member] | Lower Risk [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 310,151	R$ 289,328
Financial Assets At Fair Value Through Profit Or Loss [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 327,507	R$ 260,743
Other financial assets, percentage	23.50%	20.90%
Financial Assets At Fair Value Through Profit Or Loss [Member] | Lower Risk [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 318,322	R$ 257,238
Financial Assets At Fair Value Through Profit Or Loss [Member] | Satisfactory Risk [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	5,133	3,084
Financial Assets At Fair Value Through Profit Or Loss [Member] | Higher Risk [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	4,052	421
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 652,582	R$ 567,003
Other financial assets, percentage	46.70%	45.50%
Financial assets at fair value through profit or loss, category [member] | Lower Risk [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 630,444	R$ 564,288
Financial assets at fair value through profit or loss, category [member] | Satisfactory Risk [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	21,735	2,604
Financial assets at fair value through profit or loss, category [member] | Higher Risk [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	403	111
Financial assets available-for-sale, category [member]
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 106,303	R$ 130,039
Other financial assets, percentage	7.60%	10.40%
Financial assets available-for-sale, category [member] | Lower Risk [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 106,267	R$ 129,990
Financial assets available-for-sale, category [member] | Satisfactory Risk [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	18	R$ 49
Financial assets available-for-sale, category [member] | Higher Risk [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	R$ 18